Expense Example - iShares 25+ Year Treasury STRIPS Bond ETF - iShares 25+ Year Treasury STRIPS Bond ETF	Sep. 18, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	$ 40